PROVISIONS - Other Risks Provision (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Provision	€ 60,996
Other risks
Disclosure of other provisions [line items]
Provision	12,306	€ 7,526	€ 12,393
Cost of sales | Other risks
Disclosure of other provisions [line items]
Provision	10,562	6,352	9,563
Selling, general and administrative costs | Other risks
Disclosure of other provisions [line items]
Provision	€ 1,744	€ 1,174	€ 2,830